Investment Objectives and Goals - LOOMIS SAYLES FUNDS II	Dec. 31, 2025
Loomis Sayles High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles High Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.
Loomis Sayles International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles International Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s investment goal is long-term growth of capital.
Loomis Sayles Investment Grade Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles Investment Grade Bond Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks high total investment return through a combination of current income and capital appreciation.
Loomis Sayles Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles Strategic Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks high current income with a
Objective, Secondary [Text Block]	secondary objective of capital growth.